NATURE OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 75,566	$ 46,230
Minimum period for which Company's cash and cash equivalents and available for sale securities will allow to fund its operating plan	12 months